Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 10:  Subsequent Events

On May 8, 2012, the Company entered into a new employment agreement with Paul Campbell under which he will continue serving as the Company's Chief Financial Officer and Treasurer.  The agreement will expire on December 31, 2013.   Mr. Campbell will be paid an annual salary of $318,000 and receive stock options valued at $82,400 on May 8, 2012.  The agreement provides that he will receive equity in the form of stock options or restricted stock valued at $123,600 on December 31, 2012.

Pursuant to the employment agreement, Mr. Campbell's employment may be terminated by the Company with or without cause and he may terminate his employment for Good Reason (as defined in the agreement), among other reasons.  If Mr. Campbell's employment is terminated without cause or if he terminates it for Good Reason, then Mr. Campbell, at the Company's sole discretion, shall be entitled to the lesser of (i) the total amount of his base salary that remains unpaid under the employment agreement, which shall be paid monthly or (ii) monthly salary payments for twelve (12) months, based on his monthly rate of base salary at the date of such termination. Mr. Campbell shall also be entitled to receive (i) payment for accrued and unpaid vacation pay and (ii) all bonuses that have accrued during the term, but have not been paid. Additionally, any non-vested options held by Mr. Campbell shall vest immediately. If the agreement is terminated with cause or if Mr. Campbell terminates it without Good Reason then Mr. Campbell shall cease to accrue salary, personal time off, benefits and other compensation on the date of such termination.  If Mr. Campbell's employment is terminated or his position significantly changed or salary decreased as a result of the acquisition of the Company, Mr. Campbell shall be entitled to severance equal to the amount he would have been due if he had been terminated without cause.

The foregoing descriptions of the employment agreement does not purport to be complete and is qualified in their entirety by reference to this agreement which is attached as an exhibit to this 10-Q and is incorporated into this Item by reference.